Schedule of Investments - Virtus KAR Mid-Cap ETF

October 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 11.9%
Domino’s Pizza, Inc.	280	$115,845
Pool Corp.	350	126,574
Ross Stores, Inc.	870	121,556
Total Consumer Discretionary		363,975
Financials - 14.3%
Brown & Brown, Inc.	1,035	108,302
FactSet Research Systems, Inc.	170	77,190
LPL Financial Holdings, Inc.	315	88,887
MSCI, Inc.	155	88,536
W R Berkley Corp.	1,320	75,465
Total Financials		438,380
Health Care - 10.9%
Align Technology, Inc.*	420	86,113
Cooper Cos., Inc. (The)*	1,280	133,990
West Pharmaceutical Services, Inc.	370	113,934
Total Health Care		334,037
Industrials - 42.2%
AMETEK, Inc.	1,040	190,674
Broadridge Financial Solutions, Inc.	410	86,453
Equifax, Inc.	485	128,535
HEICO Corp. Class A	605	116,166
Lennox International, Inc.	205	123,527
Nordson Corp.	435	107,832
Old Dominion Freight Line, Inc.	545	109,719
Pentair PLC	1,110	110,023
Rollins, Inc.	2,180	102,765
Verisk Analytics, Inc.	405	111,262
Westinghouse Air Brake Technologies Corp.	580	109,028
Total Industrials		1,295,984
Information Technology - 17.2%
Aspen Technology, Inc.*	465	109,149
Bentley Systems, Inc. Class B	2,155	104,000
Fair Isaac Corp.*	45	89,690
Monolithic Power Systems, Inc.	130	98,709
Teledyne Technologies, Inc.*	275	125,213
Total Information Technology		526,761
TOTAL INVESTMENTS - 96.5%
(Cost $3,008,498)		2,959,137
Other Assets in Excess of Liabilities - 3.5%		107,529
Net Assets - 100.0%		$3,066,666

*	Non-income producing security.

Schedule of Investments -Virtus KAR Mid-Cap ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$2,959,137	$—	$—	$2,959,137
Total	$2,959,137	$—	$—	$2,959,137